Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

20 - RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties

Name	Relationship with the Company
Gangjiang Li	Principle Shareholder
Beijing Huatu Hongyang Education & Culture Co., Ltd. (“Beijing Huatu”)	As a shareholder of the Company, Beijing Huatu was a related party before December 31, 2022 and no longer a related party afterwards as its ownership interest in the Company has decreased below 5% and the Company does not believe it is able to exert significant influence on the Company’s operation
Suzhou Semitech Technology Co., Ltd. (“Suzhou Saimeite”)	Controlled by Gangjiang Li
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”)	46.01% controlled by Gangjiang Li and 1.36% controlled by Yi Ma
Nanjing Guosheng Huaxing Technology Co., Ltd. (“Nanjing Guosheng Huaxing”)	26.32%controlled by Gangjiang Li and 13.43% controlled by Yi Ma
Shenzhen Zhixie Yunbi Technology Co., Ltd. (“Shenzhen Zhixie Yunbi”)	Controlled by Gangjiang Li
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”)	Over which BaiJiaYun VIE owns 15% equity interest before June 2023, and 100% equity interest afterwards, resulting Wuhan Qiyunshilian ceased to be a related party of the Company afterwards
Nanjing Jiashilian Venture Capital Center (Limited Partnership) (“Nanjing Jiashilian VC”)	Controlled by Gangjiang Li
Beijing Xinda Kechuang Technology Co., Ltd. (“Beijing Xinda Kechuang”)	Controlled by Gangjiang Li
Bejing Guosheng Huaxing Technology Co., Ltd. (“Beijing Guosheng Huaxing”)	Controlled by Gangjiang Li
Beijing Zhongshi Huiyun Technology Co., Ltd. (“Beijing Zhongshi Huiyun”)	Controlled by Gangjiang Li

2) Transactions with related parties

During the years ended June 30, 2025, 2024 and 2023, the transactions with related parties were as follows:

Sales to related parties

	For the Years Ended June 30,
	2025	2024	2023
Beijing Huatu*	$—	$—	$512,699
Jinan Zhongshi Huiyun	—	—	2,378,357
Nanjing Guosheng Huaxing	—	5,868	2,072,100
Suzhou Saimeite	—	—	12,610
	$—	$5,868	$4,975,766

*	Upon the consummation of the Merger, Beijing Huatu was no longer regarded as a related party, as the shareholding of Huatu Hong Yang International Limited in our company decreased to below 5% on a fully-diluted basis.

Purchase from related parties

	For the Years Ended June 30,
	2025	2024	2023
Nanjing Guosheng Huaxing	$—	$65,199	$35,131
Jinan Zhongshi Huiyun	—	(7,537)	413,686
Shenzhen Zhixie Yunbi	—	—	445
	$—	$57,663	$449,262

Sale and exchange of investment with related parties

In June 2023, the Company entered into an agreement to sell 15% of the equity interest in Hongxin Wanda to Gangjiang Li for an aggregate consideration of RMB88.0 million (approximately $12.1 million) in cash. Meanwhile, the Company entered into an agreement to transfer another 15% of the equity interest in Hongxin Wanda to Shanghai Jiani Jiarui in exchange for 175,900,000 fund shares in Saimeite Deqing held by Shanghai Jiani Jiarui. The two sale transactions were not comsumarated as of June 30, 2025. See Note 10.

Guarantees with related parties

On December 5, 2022, Nanjing BaiJiaYun entered into a loan guarantee agreement with the Industrial and Commercial Bank of China, pursuant to which, Nanjing BaiJiaYun provided guarantee for a loan in the principal amount of RMB46.0 million (approximately $6.3 million) from the Industrial and Commercial Bank of China to Nanjing Baishi Cloud. The term of the loan is from December 5, 2022 to September 29, 2032. Through providing the guarantee, the Company has a variable interest in Nanjing Baishi Cloud but is not its primary beneficiary, because the Company does not have the power to direct the activities of Nanjing Baishi Cloud that most significantly impact its economic performance. The Company did not provide other financial support to Nanjing Baishi Cloud. A comparison of the carrying amounts of the guarantee recognized in the consolidated balance sheet and the maximum exposure to loss as a result of providing the guarantee is presented as follows.

		Maximum
	Carrying	exposure to
	Amount	loss
Guarantee provided by the Company to Nanjing Baishi Cloud	$—	$6,343,690

In July 2025, the loan was repaid by  Nanjing Baishi Cloud and therefore the loan guarantee by Nanjing BaiJiaYun has been released since July 2025.

As of June 30, 2025 and 2024, the balances with related parties were as follows:

	June 30,	June 30,
	2025	2024
Prepayments - related parties
Nanjing Guosheng Huaxing	$65,847	$64,908
Jinan Zhongshi Huiyun	—	—
	$65,847	$64,908

Accounts payable - related parties
Jinan Zhongshi Huiyun	$198,301	$—
	$198,301	$—

Due to related parties
Beijing Guosheng Huaxing	$67,005	$49,538
Beijing Zhongshi Huiyun	50,254	66,050
Total	$117,259	$115,588